UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q]

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907
                                   -----------
                     The Empire Builder Tax Free Bond Fund
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               (Exact name of registrant as specified in charter)

            3435 Stelzer Road, Columbus, OH              43219
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        (Address of principal executive offices)       (Zip code)

           BISYS Fund Services 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-847-5886
                                                    ----------------

Date of fiscal year end: February 28, 2006
                         -------------------

Date of reporting period: November 30, 2005
                          -------------------

Item 1. Schedule of Investments.

         THE EMPIRE BUILDER TAX FREE BOND FUND
         Portfolio of Investments
         November 30, 2005
         (Unaudited)

Credit                                                     Principal                 Fair Value
Ratings**                                                   Amount                    (Note 2)
---------                                                  ---------                -----------
         Municipal Securities  (94.5%)
         New York City  (21.1%)
Aaa/AAA  New York City Municipal Water                    $5,000,000                 $5,227,650
         Finance Authority,  Water & Sewer
         System Revenue, Series B, 5.80%,
         6/15/2029, Callable 6/15/2007 @ 101,
         (MBIA)
Aaa/AAA  New York City Municipal Water                     2,000,000                  1,969,340
         Finance Authority, Water & Sewer
         System Revenue, Series A, 4.50%,
         6/15/2028, Callable 6/15/2015 @ 100,
         (FSA)
Aaa/AAA  New York City Municipal Water                     1,415,000                  1,448,012
         Finance Authority, Water & Sewer
         System Revenue, Series B, 5.75%,
         6/15/2026, Prerefunded 6/15/2006 @ 101,
         (MBIA)
Aaa/AAA  New York City, General Obligation,                  750,000                    778,965
         Series B, 5.25%, 8/1/2017, Callable
         8/1/2007 @ 101, (AMBAC)
A1/AAA   New York City, General Obligation,                2,000,000                  2,114,740
         Series B, 5.125%, 8/1/2019, Callable
         8/1/2010 @ 101, (FGIC)
Aaa/AAA  New York City, General Obligation,                1,235,000                  1,284,141
         Series B, 5.375%, 8/1/2022, Callable
         8/1/2007 @ 101, (MBIA)
Aaa/AAA  New York City, General Obligation,                  700,000                    700,000
         Series B2, Subseries B5, Variable Rate,
         2.97%*, 8/15/2009, Non Callable,
         (MBIA)
Aaa/AAA  New York City, General Obligation,                3,550,000                  3,550,000
         Series B2, Subseries B5, Variable Rate,
         2.97%*, 8/15/2011, Non Callable, (MBIA)
         (SPA - Bank of Nova Scotia)
Aaa/AAA  New York City, General Obligation,                3,450,000                  3,450,000
         Series H, Variable Rate, 2.97%*, 8/1/2013,
         Non Callable, (MBIA)
Aaa/AAA  New York City, Health & Hospital                  1,000,000                  1,086,090
         Corporation, Health System Revenue,                                        -----------
         Series A, 5.50%, 2/15/2018, Callable
         2/15/2012 @ 100, (FSA)
         Total New York City                                                         21,608,938
                                                                                    -----------
         New York State Agencies  (45.9%)
         Long Island Power Authority  (1.3%)
Aaa/AAA  Long Island Power Authority, Electric             1,210,000                  1,346,984
         System General Revenue, Series A,                                          -----------
         5.50%, 12/1/2012, Non Callable,
         Escrowed to Maturity, (FSA)

         New York State Dormitory Authority  (31.5%)
A3/AA-   Albany County, Airport Project, State             1,200,000                  1,265,448
         Service Contract, 5.25%, 4/1/2013,
         Prerefunded 4/1/2008 @ 101
NR/AAA   Albany County, State                              1,000,000                  1,054,540
         Service Contract, 5.25%, 4/1/2017,
         Prerefunded 4/1/2008 @ 101, (MBIA)
Aaa/AAA  Albany County, Hospital Project, State            1,250,000                  1,234,300
         Service Contract, 2.00%, 8/15/2006, Non
         Callable, (FHA) (FSA)
Aaa/AAA  Augustana Lutheran Home for the Aged,               890,000                    955,513

Credit                                                     Principal                 Fair Value
Ratings**                                                   Amount                    (Note 2)
---------                                                  ---------                -----------
         Series A, 5.50%, 8/1/2020, Callable
         8/1/2010 @ 101, (FHA) (MBIA)
Aaa/AAA  Augustana Lutheran Home for the Aged,               750,000                    801,900
         Series A, 5.50%, 8/1/2030, Callable
         8/1/2010 @ 101, (FHA) (MBIA)
Aaa/AAA  Columbia University, Series B, 5.375%,              500,000                    546,315
         7/1/2018, Callable 7/1/2012 @ 100
Aaa/AAA  Columbia University, Series B, 5.375%,            1,000,000                  1,090,200
         7/1/2019, Callable 7/1/2012 @ 100
Aaa/AAA  Columbia University, Series B, 5.375%,            1,000,000                  1,087,780
         7/1/2020, Callable 7/1/2012 @ 100
Aaa/AAA  Montefiore Medical Center, 5.00%,                 1,275,000                  1,324,266
         2/1/2028, Callable 2/1/15 @100,
         (FGIC)
Aaa/AAA  New York Medical College, 5.25%,                  1,015,000                  1,070,927
         7/1/2013, Callable 7/1/2008 @ 101,
         (MBIA)
Aaa/AAA  Hospital fo Special Surgery,                      1,000,000                  1,037,240
         5.00%, 8/15/2029, Callable 2/15/15 @ 100,
         (FHA) (MBIA)
Aaa/AAA  Hospital fo Special Surgery,                        250,000                    258,170
         5.00%, 8/15/2033, Callable 2/15/15 @ 100,
         (FHA) (MBIA)
Aaa/AAA  New York University, Series 2, 5.50%,               500,000                    539,445
         7/1/2018, Callable 7/1/2011 @ 100,
         (AMBAC)
NR/AAA   Park Ridge Housing, Inc., 6.375%,                 1,000,000                  1,112,730
         8/1/2020, Callable 8/1/2010 @ 101,
         (FNMA) (AMBAC)
NR/AAA   Park Ridge Housing, Inc., 6.50%,                  1,470,000                  1,643,475
         8/1/2025, Callable 8/1/2010 @ 101,
         (FNMA) (AMBAC)
Aaa/NR   Rochester Institute of Technology, Series         2,045,000                  2,198,723
         A, 5.25%, 7/1/2016, Callable 7/1/2012
         @ 100, (AMBAC)
Aaa/NR   Rochester Institute of Technology, Series         2,155,000                  2,301,562
         A, 5.25%, 7/1/2017, Callable 7/1/2012
         @ 100, (AMBAC)
Aaa/AAA  School Districts Financing, Series C,             1,300,000                  1,388,907
         5.25%, 4/1/2021, Callable 10/1/2012 @
         100, (MBIA)
Aaa/AAA  Special Acts School Districts Program,            3,540,000                  3,619,047
         6.00%, 7/1/2019, Callable 7/1/2006 @
         101, (MBIA)
NR/AAA   State University, 5.375%, 7/1/2021,                 865,000                    926,354
         Prerefunded 7/01/2008 @ 102
NR/AAA   State University, 5.375%, 7/1/2021,                 325,000                    348,052
         Prerefunded 7/01/2008 @ 102
NR/Aaa   State University Dormitory Facilities,            1,500,000                  1,454,610
         Series B, 4.50%, 7/1/2035, Non Callable,
         (MBIA)
Aaa/AAA  Upstate Community Colleges, Series A,             1,000,000                  1,116,430
         6.00%, 7/1/2019, Prerefunded 7/1/2010 @
         101, (FSA)
Aaa/AAA  Upstate Community Colleges, Series A,               845,000                    943,383
         6.00%, 7/1/2020, Prerefunded 7/1/2010 @
         101, (FSA)
NR/AAA   Westchester County, Court Facilities,             2,800,000                  2,934,148
         5.25%, 8/1/2018, Callable 2/1/2009 @                                       -----------
         101, (MBIA)
         Total New York State Dormitory Authority                                    32,253,465
                                                                                    -----------
         New York State Environmental
         Facilities Corp. (2.7%)
Aaa/Aaa  State Clean Water & Drinking,                     1,285,000                  1,250,048
         Revolving Funds, 4.50%, 6/15/2032,
         Callable 6/15/2015 @ 100
Aaa/AAA  State Water Pollution Control Revenue,              785,000                    803,063
         Revolving Fund, Pooled Loan, 5.90%,


Credit                                                     Principal                 Fair Value
Ratings**                                                   Amount                    (Note 2)
---------                                                  ---------                -----------
         1/15/2018, Prerefunded 1/15/2006 @ 102,
         (POL CTL-SRF)
Aaa/AAA  State Water Pollution Control Revenue,              725,000                    741,566
         Revolving Fund, Pooled Loan, 5.90%,                                        -----------
         1/15/2018, Callable 1/15/2006 @ 102,
         (POL CTL-SRF)
         Total New York State Environmental
         Facilities Corp.                                                             2,794,677
                                                                                    -----------
         New York State Power Authority  (0.6%)
Aa2/AA-  New York State Power Authority, Series              600,000                    602,898
         A, 4.40%, 11/15/2007, Callable                                             -----------
         12/15/2005 @ 100

         New York State Thruway Authority  (8.8%)
Aaa/AAA  Highway & Bridge Trust Fund Bonds,                1,500,000                  1,510,155
         Series A, 5.25%, 4/1/2006, Non Callable,
         (FGIC)
Aaa/AAA  Highway & Bridge Trust Fund Bonds,                1,500,000                  1,654,605
         Series A, 5.50%, 4/1/2014, Prerefunded
         4/1/2011 @ 101, (FGIC)
Aaa/AAA  Highway & Bridge Trust Fund Bonds,                2,500,000                  2,721,650
         Series B, 5.25%, 4/1/2017, Prerefunded
         10/1/2011 @ 100, (MBIA)
Aaa/Aaa  New York State Thruway Authority                  3,000,000                  3,117,900
         General Revenue, Series G, 5.00%,                                          -----------
         1/1/2030, Callable 7/1/15 @ 100 (FSA)
         Total New York State Thruway Authority                                       9,004,310
                                                                                    -----------
         New York State Urban Development Corp. (1.0%)
A1/AA-   Empire State Development Corp.,                     905,000                    969,246
         University Facilities Grants, 6.00%,                                       -----------
         1/1/2009, Non Callable
         Total New York State Agencies                                               46,971,580
                                                                                    -----------
         Other New York State Bonds  (27.5%)
A3/NR    Albany Housing Authority, Limited                 1,000,000                  1,024,520
         Obligation, 6.25%, 10/1/2012, Callable
         10/1/2006 @ 101
Aaa/AAA  Babylon, General Obligation, 5.00%,               1,000,000                  1,012,000
         8/1/2006, Non Callable, (AMBAC)
Aaa/AAA  Buffalo, Municipal Water Finance                    500,000                    510,925
         Authority, Water System Revenue,
         5.75%, 7/1/2019, Callable 7/1/2006 @
         101, (FGIC)
Aaa/AAA  Buffalo, Sewer System Revenue                     1,095,000                  1,100,398
         Authority, 4.00%, 7/1/2006, Non
         Callable, (FSA)
Aaa/NR   Corning, City School District, General            1,000,000                  1,078,380
         Obligation, 5.00%, 6/15/2012, Non
         Callable, (FSA)
Aaa/NR   Corning, City School District, General              970,000                  1,040,199
         Obligation, 5.00%, 6/15/2013, Callable
         6/15/2012 @ 100, (FSA)
Aaa/NR   Corning, City School District, General              600,000                    639,846
         Obligation, 5.00%, 6/15/2014, Callable
         6/15/2012 @ 100, (FSA)
Aa2/NR   Dutchess County, Public Improvement,              1,365,000                  1,365,363
         General Obligation, 3.50%, 12/15/2005,
         Non Callable
Aaa/AAA  Erie County, Industrial Development               3,175,000                  3,198,843
         Agency, Buffalo School District Project,
         5.00%, 5/1/2006, Non Callable, (FSA)
Aaa/AAA  Evans, General Obligation, 6.80%,                   225,000                    262,949
         4/15/2012, Non Callable, (AMBAC)
Aaa/AAA  Evans, General Obligation, 6.80%,                   225,000                    266,549
         4/15/2013, Non Callable, (AMBAC)
Aaa/NR   Fayetteville Manlius, Central School                375,000                    399,915
         District, General Obligation, 5.00%,


Credit                                                     Principal                 Fair Value
Ratings**                                                   Amount                    (Note 2)
---------                                                  ---------                -----------
         6/15/2016, Callable 6/15/2012 @ 101, (FGIC)
Aaa/NR   Ilion, Central School District, General             550,000                    607,563
         Obligation, Series B, 5.50%, 6/15/2015,
         Callable 6/15/2012 @ 101, (FGIC)
Aaa/NR   Ilion, Central School District, General             500,000                    550,505
         Obligation, Series B, 5.50%, 6/15/2016,
         Callable 6/15/2012 @ 101, (FGIC)
Aaa/AAA  Mount Sinai, Union Free School                    1,065,000                  1,205,452
         District, General Obligation,
         6.20%, 2/15/2012, Non
         Callable, (AMBAC)
Aaa/AAA  New York Convention Center                        2,000,000                  2,053,579
         Development, Hotel Unit Fee, Corp.
         Revenue, 5.00%, 11/15/2044, Callable
         11/15/2015 @ 100, (AMBAC)
Aaa/AAA  Niagara Falls Public Water Authority,             1,000,000                  1,014,080
         Water & Sewer System Revenue, Series
         A, 5.50%, 7/15/2028, Prerefunded 7/15/2006
         @ 100, (MBIA)
Aaa/AAA  North Hempstead, General Obligation,                570,000                    621,688
         Series B, 6.375%, 4/1/2009, Non
         Callable, (FGIC)
Aaa/AAA  North Hempstead, General Obligation,                560,000                    621,029
         Series B, 6.40%, 4/1/2010, Non Callable,
         (FGIC)
NR/AAA   Oneida County, Industrial Development             2,000,000                  2,071,099
         Agency, Mohawk Valley Network, St.
         Luke's Memorial Hospital, 5.00%,
         1/1/2013, Callable 1/1/2008 @ 101,
         (FSA)
Aaa/NR   Oyster Bay, General Obligation, 5.00%,              430,000                    458,677
         3/15/2011, Non Callable, (FSA)
Aaa/NR   Poughkeepsie Town, General                          610,000                    609,727
         Obligation, Series B, 2.00%, 12/15/2005,
         Non Callable, (MBIA)
Aaa/NR   Southern Cayuga, Central School                     400,000                    426,260
         District, General Obligation, 5.00%,
         5/15/2014, Callable 5/15/2012 @ 100,
         (FSA)
Aaa/AAA  Suffolk County, General Obligation,                 965,000                  1,014,070
         Series C, 5.00%, 9/15/2015, econ defeased
         9/15/2008 @ 101, (FGIC)
Aaa/AAA  Suffolk County, General Obligation,                 550,000                    577,071
         Series C, 5.00%, 9/15/2016, econ defeased
         9/15/2008 @ 101, (FGIC)
Aaa/AAA  Suffolk County, General Obligation,                 480,000                    502,843
         Series C, 5.00%, 9/15/2017, econ defeased
         9/15/2008 @ 101, (FGIC)
Aaa/AAA  Suffolk County, General Obligation,               1,125,000                  1,184,243
         Series D, 5.00%, 11/1/2015, Callable
         11/1/2008 @ 101, (FGIC)
Aaa/AAA  Suffolk County, General Obligation,               1,110,000                  1,166,566
         Series D, 5.00%, 11/1/2016, Callable
         11/1/2008 @ 101, (FGIC)
Aaa/AAA  Yonkers, General Obligation, Series A,              750,000                    749,982
         2.00%, 12/1/2005, Non Callable,
         (MBIA)
Aaa/AAA  Yonkers, General Obligation, Series E,              750,000                    763,403
         5.00%, 12/1/2006, Non Callable,                                           ------------
         (MBIA)
         Total Other New York State Bonds                                            28,097,724
                                                                                   ------------
         Total Municipal Securities (Cost $93,818,071)                               96,678,242
         Short Term Investments  (4.9%)                                            ------------
         Dreyfus New York Municipal Cash                   5,010,000                  5,010,000
         Management Fund                                                           ------------
         Total Short Term Investments (Cost $5,010,000)                               5,010,000
         Total Investments (Cost $98,828,071) (a) - 99.4%                          $101,688,242
                                                                                   ============

----------
Percentages noted above are based on net assets as of November 30, 2005.

* The rate reflected is the rate in effect November 30, 2005. The maturity date reflected is the final maturity date.

** Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

       Moody's               Standard & Poor's
       -------               -----------------

         Aaa                        AAA          Instrument judged to be of the
                                                 highest quality and carrying
                                                 the smallest amount of
                                                 investment risk.
         Aa                         AA           Instrument judged to be of high
                                                 quality by all standards.
         A                          A            Instrument judged to be
                                                 adequate quality by all
                                                 standards.
         NR                         NR           Not Rated. In the opinion of
                                                 the Investment Adviser,
                                                 instrument judged to be of
                                                 comparable investment quality
                                                 to rated securities which may
                                                 be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC           Insured as to principal and interest by the American Municipal
                Bond Assurance Corporation.
FGIC            Insured as to principal and interest by the Financial Guarantee
                Insurance Corporation.
FHA             Insured by the Federal Housing Administration.
FNMA            Insured by the Federal National Mortgage Association.
FSA             Insured as to principal and interest by Financial
                Security Assurance.
MBIA            Insured as to principal and interest by the Municipal Bond
                Insurance Association.
POL CTL-SRF     Insured as to principal and interest by the Pollution Control
                State Revenue Fund.

The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                        Notes to Portfolio of Investments
                                November 30, 2005
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its' Portfolio of Investments (the "Schedule"). The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made in the preparation of the Schedule. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Officers

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

of the Fund and Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

Security Transactions

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

At November 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, was as follows:

                                                                       Net
                                         Tax            Tax         Unrealized
                                      Unrealized     Unrealized    Appreciation
                         Tax Cost    Appreciation   Depreciation  (Depreciation)
                         --------    ------------   ------------  --------------

The Empire Builder
  Tax Free Bond Fund   $98,716,806    $3,176,490     $(205,054)     $2,971,436


3. Concentration of Credit Risk:

     The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -------------------------------------

By (Signature and Title)*  /s/ Aaron J. Masek, Treasurer
                           -----------------------------------------------------
                           Aaron J. Masek, Treasurer

Date January 27, 2006
     ----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Seth M. Glickenhaus, President
                           -----------------------------------------------------
                           Seth M. Glickenhaus, President

Date January 27, 2006
     ----------------

By (Signature and Title)*  /s/ Aaron J. Masek, Treasurer
                           -----------------------------------------------------
                           Aaron J. Masek, Treasurer

Date January 27, 2006
     ----------------

* Print the name and title of each signing officer under his or her signature.